TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME [Abstract]
Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate

	Year ended December 31,
	2014	2013	2012
Income before taxes on income as reported in the statements of income	$2,525	$5,267	$5,279

Statutory tax rate in Israel	26.5%	25%	25%

Theoretical taxes on income	$669	$1,317	$1,320

Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	457	453	434
Reduced tax rate on income derived from "Preferred Enterprises" plans	156	(255)	(143)
Change in enacted tax rates	-	34	-
Exempt income	-	-	(4)
Valuation allowance	(100)	294	499
Tax in respect of prior years	(44)	(342)	(83)
Permanent differences	222	(460)	67
Taxes on income as reported in the statements of income	$1,360	$1,041	$2,090

Schedule of Income (Loss) from Continuing Operations Before Income Tax Domestic and Foreign	Income (loss) before taxes on income (tax benefit) is comprised as follows:
Schedule of Components of Income Tax Provision	Taxes on income (tax benefit) included in the statements of income:
Schedule of Deferred Tax Assets and Liabilities	Significant components of TAT's deferred tax liabilities and assets are as follows:
Schedule of changes in valuation allowance for deferred tax assets

Balance, January 1, 2012	$184
Addition charged to expenses	1,639

Balance, December 31, 2012	1,823
Addition charged to expenses	1,483

Balance, December 31,2013	3,306
Addition charged to expenses	268

Balance, December 31,2014	$3,574

Reconciliation of the Amount of Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of unrecognized provision is as follows: